Basis of presentation (Tables)	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation - Earnings Per Share - Prior Period Adjustments

Below is a summary of the impact of the change in policy on the previous years’ presentation of earnings per share.

	12 months ended December 31,		12 months ended December 31,
	2022	2021	2022	2021
USD	As previously reported		Restated amount

Earnings per Class A Share
Earnings per Class A Share from continuing operations
Basic	-	-	(0.44)	(1.64)
Diluted	-	-	(0.44)	(1.64)
Earnings per Class A Share from discontinued operations
Basic	-	-	(0.87)	(0.04)
Diluted	-	-	(0.87)	(0.04)

Earning per Class A Share attributable to WISeKey International Holding Ltd
Basic	-	-	(1.22)	(1.42)
Diluted	-	-	(1.22)	(1.42)

Earnings per Class B Share
Earnings per Class B Share from continuing operations
Basic	(4.50)	(16.5)	(4.36)	(16.38)
Diluted	(4.50)	(16.5)	(4.36)	(16.38)
Earnings per Class B Share from discontinued operations
Basic	(8.50)	(0.50)	(8.65)	(0.44)
Diluted	(8.50)	(0.50)	(8.65)	(0.44)

Earning per Class B Share attributable to WISeKey International Holding Ltd
Basic	(12.00)	(14.00)	(12.22)	(14.20)
Diluted	(12.00)	(14.00)	(12.22)	(14.20)